Revenue - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) type customer contract
Segment Reporting Information [Line Items]
Number of customers party to contracts with rate components subject to negotiation (less than) | customer	24
Change in contract liability, revenue recognized | $	$ 11.9
Southwest Gas Corporation
Segment Reporting Information [Line Items]
Number of types of services provided to customers	2
Number of customers | customer	2,200,000
Centuri
Segment Reporting Information [Line Items]
Number of types of services provided to customers	3
Number of types of agreements with customers	2
Number of contracts with original duration more than one year | contract	57
Centuri | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Segment Reporting Information [Line Items]
Transaction price allocated to unsatisfied performance obligations of contracts | $	$ 440.8
Transaction price allocated to unsatisfied performance obligations of contracts, period	2 years